Fair Value Measurements - Summary of the Changes In Fair Value of the Company Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, Beginning balance	$ 33,900	$ 13,700
Loss on change in fair value of warrants	6,500
Loss (gain) on change in fair value of contingent consideration	(23,900)	20,200
Common stock issued in settlement of contingent consideration	(7,133)
Consideration paid on settlement of contingent consideration	(2,551)
Gain on settlement of contingent consideration	(316)	0
Fair value, Ending balance	0	33,900
Senior Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, Beginning balance	0
Issuance of convertible notes at fair value	41,560
Loss on change in fair value of convertible notes	21,960
Fair value, Ending balance	63,520	0
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, Beginning balance	0
Recognition of warrants to purchase common stock at fair value	12,025
Loss on change in fair value of warrants	6,529
Fair value, Ending balance	$ 18,554	$ 0